Commitments and Contingencies - Additional Information - Joint Ventures (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Jul. 31, 2015
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers		$ 889,617	$ 817,878
Teekay LNG [Member] | Capital Addition Purchase Commitments, Equity Method Investee [Member]
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments, total		1,509,394
Net of financing on newbuilding installments, remainder of 2016		153,174
Net of financing on newbuilding installments, 2017		325,496
Net of financing on newbuilding installments, 2018		548,923
Net of financing on newbuilding installments, 2019		278,801
Net of financing on newbuilding installments, 2020		203,000
Credit facility, maximum borrowing capacity		197,000
Unrecorded unconditional purchase obligation, funded by debt		$ 187,000
Teekay Offshore [Member] | Odebrecht Oil & Gas S.A. [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%
Operating lease arrangement period, lessor		12 years
Expected cost of project	$ 1,000,000
Payments made towards commitments for construction of certain carriers and tankers		$ 390,200
Payments due in the remainder of 2016		415,500
Payments due in 2017		$ 198,900
Secured short-term loan refinanced with long-term debt facility				$ 804,000